EQUITY-BASED COMPENSATION - Intrinsic value of the Company's stock options (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intrinsic value of stock options
Stock options outstanding	$ 75,888	$ 12,794
Stock options exercisable	68,431	9,254
Stock options vested and expected to vest	75,704	$ 12,641
Intrinsic value of stock options exercised	$ 14,800